TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of tax situation [Abstract]
Disclosure of detailed information about reconciliation between the statutory income tax rate and the effective tax rate [Text Block]
The reconciliation between the statutory income tax rate and the effective tax rate for the Group is as follows:

	2017	2016	2015
	%	%	%

Peruvian statutory income tax rate	29.50	28.00	28.00

Increase (decrease) in the statutory tax rate due to:
(i) (Decrease) arising from net income of subsidiaries not domiciled in Peru	(1.82)	(0.04)	(0.37)
(ii) Non-taxable income, net	(2.69)	(1.23)	(0.17)
(iii) Effect of change in Peruvian tax rates	-	(0.53)	-

Effective income tax rate	24.99	26.20	27.46

Disclosure of detailed information about income tax expenses [Text Block]
Income tax expense for the years ended December 31, 2017, 2016 and 2015 comprises:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,262,302	1,098,125	1,217,907
In other countries	134,540	155,095	96,495
	1,396,842	1,253,220	1,314,402

Deferred -
In Peru	(18,264)	31,472	22,667
In other countries	14,708	10,748	(139,862)
Effect of change in Peruvian tax rates	-	(13,992)	-
	(3,556)	28,228	(117,195)
Total	1,393,286	1,281,448	1,197,207

Disclosure of deferred taxes [text block]
The following table presents a summary of the Group’s deferred income tax:

	2017	2016
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses	604,828	545,716
Tax loss carry forward	13,332	38,856
Provision for sundry expenses	44,885	38,326
Unrealized loss due to valuation of cash flow hedge derivatives	22,039	2,105
Provision for sundry risks	20,173	17,731
Impairments in buildings for rent depreciation	17,489	18,641
Unrealized loss on hedged bonds	3,047	43,252
Unrealized loss due to valuation of available-for-sale investments	2,563	6,001
Others	40,447	35,344

Deferred liability
Intangibles, net	(132,553)	(86,746)
Buildings depreciation	(70,515)	(73,322)
Adjustment for difference in exchange of SUNAT and SBS	(35,660)	(40,096)
Unrealized gain due to valuation of derivative financial instruments for hedging purposes	(8,431)	(7,216)
Unrealized gain due to valuation of available-for-sale investments	(8,095)	(6,142)
Deferred acquisitions costs - DAC	(12,855)	(8,597)
Buildings revaluation	(5,917)	(6,589)
Others	(14,720)	(11,220)
Total	480,057	506,044

Deferred income tax liability, net
Deferred asset
Carry forward tax losses	14,039	-
Provision for sundry risks, net	8,750	4,560
Defferred income due to commission - DIL	8,326	8,829
Others	12,900	23,607

Deferred liability
Intangibles, net	(48,797)	(74,975)
Unrealized gain due to valuation of investments available for sale.	(41,910)	(36,721)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs - DAC	(30,322)	(12,945)
Catastrophic insurance reserve	(9,561)	(10,062)
Leasing operations related to loans	(5,063)	(5,311)
Buildings revaluation	(2,578)	(4,664)
Others	(16,549)	(25,444)
Total	(150,280)	(172,641)

Disclosure Income Tax Returns Major Subsidiaries Open For Examination Tax Authorities [Text Block]
Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú	2012 to 2017
Mibanco	2014 to 2017
Prima AFP	2013 to 2017
Pacífico Compañía de Seguros y Reaseguros	2013 to 2017
Pacífico Peruano Suiza	2013 to 2017

Disclosure Income Tax Returns Subsidiaries Respective Tax Authorities [Text Block]
The annual income tax declarations pending examination by the overseas tax authorities are the following:

Banco de Crédito de Bolivia	2009 to 2017
Credicorp Capital Colombia	2014 to 2017
Inversiones IMT S.A.	2014 to 2017